SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Impairment of Long-Lived Assets
Impairment of leasehold improvements	$ 0	$ 27,696
Comprehensive Loss
Foreign currency translation gain (loss)	$ 1,518,633	$ (1,250,390)
Intercompany loan balance			$ 40,600,000